Annual Fund Operating Expenses - First Trust Managed Futures Strategy Fund - First Trust Managed Futures Strategy Fund	Dec. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.03%	[1]
Expenses (as a percentage of Assets)	0.98%	[2]

[1]	Pursuant to a contractual agreement between the Trust, on behalf of the Fund, and the Fund’s investment advisor, the Fund’s investment advisor has agreed toreduce the management fees otherwise payable to it by the Fund by the portion of the acquired fund fees and expenses of the shares of investment companies advised by the Fund’s investment advisorthat are held by the Fund. This contractual agreement shall continue until the earlier of (i) its termination at the direction of the Trust’s Board of Trustees or (ii) upon the termination of the Fund’smanagement agreement with First Trust, however, it is expected to remain in place for no less than one year from the date of this prospectus.
[2]	Expenses have been restated to reflect the current fiscal year.